FINANCIAL INSTRUMENTS - Interest Rate Swap Contracts Outstanding (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Fair value liabilities	$ 252,234
Interest rate SWAP | FVTOCI
Disclosure of detailed information about hedging instruments [line items]
Fair value liabilities	132
Interest rate SWAP | FVTPL
Disclosure of detailed information about hedging instruments [line items]
Fair value liabilities	605
Interest rate SWAP | Cash flow hedges | FVTOCI
Disclosure of detailed information about hedging instruments [line items]
Notional	25
Fair value liabilities	$ (132)
Interest rate SWAP | Cash flow hedges | FVTOCI | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.355%
Interest rate SWAP | Cash flow hedges | FVTPL
Disclosure of detailed information about hedging instruments [line items]
Fair value liabilities	$ (605)
Interest rate SWAP | Cash flow hedges | FVTPL | Settlement 1
Disclosure of detailed information about hedging instruments [line items]
Notional	15
Fair value liabilities	$ (230)
Interest rate SWAP | Cash flow hedges | FVTPL | Settlement 1 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.647%
Interest rate SWAP | Cash flow hedges | FVTPL | Settlement 2
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 15
Fair value liabilities	$ (123)
Interest rate SWAP | Cash flow hedges | FVTPL | Settlement 2 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.511%
Interest rate SWAP | Cash flow hedges | FVTPL | Settlement 3
Disclosure of detailed information about hedging instruments [line items]
Notional	$ 20
Fair value liabilities	$ (252)
Interest rate SWAP | Cash flow hedges | FVTPL | Settlement 3 | Fixed interest rate
Disclosure of detailed information about hedging instruments [line items]
Fixed rate payable	0.566%